Derivatives (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012 Contract		Dec. 31, 2011		Dec. 31, 2010
Derivatives (Textual) [Abstract]
Number of terminated cross currency swap contracts	4
Change in fair value of derivatives, net of deferred tax	$ 9,075,000	[1]	$ (4,959,000)	[1]	$ (12,885,000)	[1]
Net tax expense	(1,456,000)		470,000		1,840,000
Fully amortized amount related to sale of the aircraft and associated lease rentals			1,100,000
Interest rate swap contacts [Member]
Derivatives (Textual) [Abstract]
Interest rate swap contracts with notional amount	993,278,000		1,187,600,000
Fair market value loss on interest rate swap contracts reflected as derivative liabilities	47,500,000		94,200,000
Change in fair value of derivatives, net of deferred tax	9,100,000		5,000,000		12,900,000
Net tax expense	1,400,000		500,000		1,800,000
Number of terminated interest rate swap			2		2
Received settlement proceeds			2,100,000
Gain associated with the terminated contracts	700,000
Cross currency swap contracts [Member]
Derivatives (Textual) [Abstract]
Received settlement proceeds	1,300,000
GAAM Portfolio [Member] | Interest rate swap contacts [Member]
Derivatives (Textual) [Abstract]
Number of interest rate swap contract	6
GAAM Portfolio [Member] | Cross currency swap contracts [Member]
Derivatives (Textual) [Abstract]
Number of cross currency swap contracts which in connection with acquisition of GAAM Portfolio	7
Number of terminated cross currency swap contracts	3
Euro Cross Currency Swap [Member] | Cross currency swap contracts [Member]
Derivatives (Textual) [Abstract]
Fair market value gain on the Euro cross currency swap contracts, reflected as a derivative asset	300,000		4,000,000
Australian Dollar Cross Currency Swap [Member] | Cross currency swap contracts [Member]
Derivatives (Textual) [Abstract]
Fair market value loss on the Australian dollar (AUD) cross currency swap contracts, reflected as derivative liabilities	1,400,000		4,300,000
Nord LB Facility [Member] | Interest rate swap contacts [Member]
Derivatives (Textual) [Abstract]
Number of interest rate swap contract	16
B and B Air Acquisition Facility [Member] | Interest rate swap contacts [Member]
Derivatives (Textual) [Abstract]
Number of interest rate swap contract	11
Payment made for termination of swaps	36,300,000
Loss recognized into earnings associated with the terminated contracts	$ 32,300,000

[1]	Deferred tax expense was $1.4 million and deferred tax benefit was $0.5 million and $1.8 million for the years ended December 31, 2012, 2011 and 2010, respectively.